WARRANTS	3 Months Ended
Mar. 31, 2023
WARRANTS
Warrants

14. WARRANTS

The following is a summary of warrants outstanding at March 31, 2023 and December 31, 2022 and changes during the periods then ended.

	Number of warrants	Weighted average exercise prices (CAD$)	Grant date fair value
Balance, December 31, 2021	46,186,841	$0.49	$2,287,484

Private placements	6,000,000	$0.20	140,677
Warrants issued for credit facility	5,277,462	0.14	96,359
Warrants expired	(12,572,900)	0.40	(599,282)
Balance, March 31, 2023 and December 31, 2022	44,891,403	$0.49	$1,925,238

On June 30, 2022, 4,494,286 warrants were issued in connection with a credit facility (Note 9). Each warrant entitles the holder to purchase one common share of the Company at a price of CAD$0.14 until June 30, 2024. The fair value of the warrants was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price of CAD$0.105, expected dividend yield of 0%, expected volatility of 48.06%, based on the historical volatility of comparable companies, a risk-free interest rate of 3.1% and an expected life of 2 years. The estimated fair value of the warrants of $69,215 is included in interest and financing fees in the consolidated statements of loss and comprehensive loss.

In connection with the private placement on September 30, 2022 (Note 13(b)), 6,000,000 warrants were issued. Each warrant entitles the holder to purchase one common share of the Company at a price of $0.20 commencing on September 30, 2023 until September 30, 2027. The fair value of the warrants of $140,677, was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price of CAD$0.09, expected dividend yield of 0%, expected volatility of 64.69%, based on the historical volatility of comparable companies, a risk-free interest rate of 3.32% and an expected life of 5 years.

On December 23, 2022, 783,176 warrants were issued in connection with a draw down on a credit facility (Note 9). Each warrant entitles the holder to purchase one common share of the Company at a price of CAD$0.13 until June 30, 2024. The fair value of the warrants was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price of CAD$0.125, expected dividend yield of 0%, expected volatility of 78.29%, based on the historical volatility of comparable companies, a risk-free interest rate of 3.9% and an expected life of 1.5 years. The estimated fair value of the warrants of $27,144 is included in interest and financing fees in the consolidated statements of loss and comprehensive loss.

During the year ended December 31, 2022, 12,572,900 warrants, with exercise prices of CAD$0.40, expired, unexercised.

At March 31, 2023, outstanding warrants to acquire common shares of the Company were as follows:

Exercise price (CAD$)	Number of warrants	Expiry date	Weighted average remaining life in years
$0.60	21,250,000	Saturday, July 22, 2023	0.31
$0.60	1,357,441	Monday, February 19, 2024	0.89
$0.60	9,519,000	Monday, March 4, 2024	0.93
$0.14	4,494,286	Sunday, June 30, 2024	1.25
$0.13	783,176	Sunday, June 30, 2024	1.25
$0.40	1,487,500	Monday, July 22, 2024	1.31
$0.20	6,000,000	Thursday, September 30, 2027	4.50

Total	44,891,403		1.16